Expense Example	Aug. 04, 2025 USD ($)
abrdn Focused Emerging Markets ex-China Active ETF | abrdn Focused Emerging Markets ex-China Active ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	270
abrdn International Small Cap Active ETF | abrdn International Small Cap Active ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	$ 1,208